Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,415,625.00
Previously Paid Amount	12,090.66
Total Fee Amount	14,005.51
Total Offset Amount	0.00
Net Fee	$ 1,914.85